Document and Entity Information	12 Months Ended
Feb. 28, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Oct 31, 2012
Registrant Name	DIMENSIONAL INVESTMENT GROUP INC
Central Index Key	0000861929
Amendment Flag	false
Document Creation Date	Jul 26, 2013
Document Effective Date	Jul 26, 2013
Prospectus Date	Feb 28, 2013

INSTITUTIONAL CLASS SHARES

DIMENSIONAL INVESTMENT GROUP INC.

U.S. Large Company Portfolio

SUPPLEMENT TO THE PROSPECTUS DATED FEBRUARY 28, 2013

The purpose of this Supplement to the Prospectus is to reflect changes to the administrative fee and fee waiver expense limit of the U.S. Large Company Portfolio (the "Portfolio"), a series of Dimensional Investment Group Inc.

Effective August 1, 2013, the rate of the administrative fee to be paid to Dimensional Fund Advisors LP (the "Advisor") by the Portfolio will be reduced from 0.05% to 0.035% of the Portfolio's average daily net assets on an annualized basis. In addition, the Advisor has contractually agreed to reduce the fee waiver expense limit from 0.10% to 0.08% of the Portfolio's average daily net assets on an annualized basis. The Prospectus is revised as follows:

1.
In the "U.S. Large Company Portfolio—FEES AND EXPENSES OF THE PORTFOLIO" section of the Prospectus, the Annual Fund Operating Expenses table and Example are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*

Management Fee	0.06%
Other Expenses	0.025%
Total Annual Fund Operating Expenses	0.085%
Fee Waiver and/or Expense Reimbursement or (Recovery)**	0.005%
Total Annual Fund Operating Expenses After Fee Waiver and/or
Expense Reimbursement or (Recovery)	0.08%

*
The "Management Fee" and "Total Annual Fund Operating Expenses" have been adjusted to reflect the estimated management fee to be paid by the Portfolio for the fiscal year ended October 31, 2013, as a result of a decrease in the administrative fee payable by the Portfolio from 0.05% to 0.035% effective August 1, 2013.

**
The Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the U.S. Large Company Portfolio. The Amended and Restated Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2015, and may not be terminated by the Advisor prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

Example

This Example is meant to help you compare the cost of investing in the U.S. Large Company Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

l Year	3 Years	5 Years	10 Years
$8	$27	$48	$109

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIMENSIONAL INVESTMENT GROUP INC
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Supplement [Text Block]	digi_SupplementTextBlock
INSTITUTIONAL CLASS SHARES

DIMENSIONAL INVESTMENT GROUP INC.

U.S. Large Company Portfolio

SUPPLEMENT TO THE PROSPECTUS DATED FEBRUARY 28, 2013

The purpose of this Supplement to the Prospectus is to reflect changes to the administrative fee and fee waiver expense limit of the U.S. Large Company Portfolio (the "Portfolio"), a series of Dimensional Investment Group Inc.

Effective August 1, 2013, the rate of the administrative fee to be paid to Dimensional Fund Advisors LP (the "Advisor") by the Portfolio will be reduced from 0.05% to 0.035% of the Portfolio's average daily net assets on an annualized basis. In addition, the Advisor has contractually agreed to reduce the fee waiver expense limit from 0.10% to 0.08% of the Portfolio's average daily net assets on an annualized basis. The Prospectus is revised as follows:

1.
In the "U.S. Large Company Portfolio—FEES AND EXPENSES OF THE PORTFOLIO" section of the Prospectus, the Annual Fund Operating Expenses table and Example are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*

Management Fee	0.06%
Other Expenses	0.025%
Total Annual Fund Operating Expenses	0.085%
Fee Waiver and/or Expense Reimbursement or (Recovery)**	0.005%
Total Annual Fund Operating Expenses After Fee Waiver and/or
Expense Reimbursement or (Recovery)	0.08%

*
The "Management Fee" and "Total Annual Fund Operating Expenses" have been adjusted to reflect the estimated management fee to be paid by the Portfolio for the fiscal year ended October 31, 2013, as a result of a decrease in the administrative fee payable by the Portfolio from 0.05% to 0.035% effective August 1, 2013.

**
The Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the U.S. Large Company Portfolio. The Amended and Restated Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2015, and may not be terminated by the Advisor prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

Example

This Example is meant to help you compare the cost of investing in the U.S. Large Company Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

l Year	3 Years	5 Years	10 Years
$8	$27	$48	$109

U.S. LARGE COMPANY PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	digi_SupplementTextBlock
INSTITUTIONAL CLASS SHARES

DIMENSIONAL INVESTMENT GROUP INC.

U.S. Large Company Portfolio

SUPPLEMENT TO THE PROSPECTUS DATED FEBRUARY 28, 2013

The purpose of this Supplement to the Prospectus is to reflect changes to the administrative fee and fee waiver expense limit of the U.S. Large Company Portfolio (the "Portfolio"), a series of Dimensional Investment Group Inc.

Effective August 1, 2013, the rate of the administrative fee to be paid to Dimensional Fund Advisors LP (the "Advisor") by the Portfolio will be reduced from 0.05% to 0.035% of the Portfolio's average daily net assets on an annualized basis. In addition, the Advisor has contractually agreed to reduce the fee waiver expense limit from 0.10% to 0.08% of the Portfolio's average daily net assets on an annualized basis. The Prospectus is revised as follows:

1.
In the "U.S. Large Company Portfolio—FEES AND EXPENSES OF THE PORTFOLIO" section of the Prospectus, the Annual Fund Operating Expenses table and Example are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*

Management Fee	0.06%
Other Expenses	0.025%
Total Annual Fund Operating Expenses	0.085%
Fee Waiver and/or Expense Reimbursement or (Recovery)**	0.005%
Total Annual Fund Operating Expenses After Fee Waiver and/or
Expense Reimbursement or (Recovery)	0.08%

*
The "Management Fee" and "Total Annual Fund Operating Expenses" have been adjusted to reflect the estimated management fee to be paid by the Portfolio for the fiscal year ended October 31, 2013, as a result of a decrease in the administrative fee payable by the Portfolio from 0.05% to 0.035% effective August 1, 2013.

**
The Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the U.S. Large Company Portfolio. The Amended and Restated Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2015, and may not be terminated by the Advisor prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

Example

This Example is meant to help you compare the cost of investing in the U.S. Large Company Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

l Year	3 Years	5 Years	10 Years
$8	$27	$48	$109

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is meant to help you compare the cost of investing in the U.S. Large Company Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
U.S. LARGE COMPANY PORTFOLIO | U.S. LARGE COMPANY PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.06%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.09%	[1]
Fee Waiver and/or Expense Reimbursement or (Recovery)	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement or (Recovery)	rr_NetExpensesOverAssets	0.08%	[1]
1 Year	rr_ExpenseExampleYear01	8
3 Years	rr_ExpenseExampleYear03	27
5 Years	rr_ExpenseExampleYear05	48
10 Years	rr_ExpenseExampleYear10	109

[1]	The "Management Fee" and "Total Annual Fund Operating Expenses" have been adjusted to reflect the estimated management fee to be paid by the Portfolio for the fiscal year ended October 31, 2013, as a result of a decrease in the administrative fee payable by the Portfolio from 0.05% to 0.035% effective August 1, 2013.
[2]	The Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the U.S. Large Company Portfolio. The Amended and Restated Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2015, and may not be terminated by the Advisor prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIMENSIONAL INVESTMENT GROUP INC
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Document Creation Date	dei_DocumentCreationDate	Jul 26, 2013